Employee Option Plans (Details) - Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants [Line Items]
Total stock-based compensation expense	$ 18,622	$ 14,953	$ 14,767
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants [Line Items]
Total stock-based compensation expense	$ 18,622	$ 14,953	$ 14,767